Earnings Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings Per Share	EARNINGS PER SHARE
The following table presents the computation of basic and diluted earnings per share of common stock.

($ in millions except per share amounts)
For the year ended December 31:	2025 (1)	2024 (1)	2023
Weighted-average number of shares on which earnings per share calculations are based
Basic	932,293,927	921,767,834	911,210,319
Add—incremental shares under stock-based compensation plans	13,853,308	13,012,755	8,700,951
Add—incremental shares associated with contingently issuable shares	2,527,994	2,380,636	2,162,558
Assuming dilution	948,675,228	937,161,224	922,073,828
Income from continuing operations	$10,571	$6,015	$7,514
Income/(loss) from discontinued operations, net of tax	22	8	(12)
Net income on which basic and dilutive earnings per share is calculated	$10,593	$6,023	$7,502
Earnings/(loss) per share of common stock
Assuming dilution
Continuing operations	$11.14	$6.42	$8.15
Discontinued operations	0.02	0.01	(0.01)
Total	$11.17	$6.43	$8.14
Basic
Continuing operations	$11.34	$6.53	$8.25
Discontinued operations	0.02	0.01	(0.01)
Total	$11.36	$6.53	$8.23
(1)Refer to "Basis of Presentation" in note A, "Significant Accounting Policies," for additional information.
Weighted-average stock options to purchase 1,381,290 common shares in 2025, 764,673 common shares in 2024 and 1,761,463 common shares in 2023 were outstanding, but were not included in the computation of diluted earnings per share because the exercise price of the options was greater than the average market price of the common shares for the full year, and therefore, the effect would have been antidilutive.